Net Loss Per Common Share - Reconciliation of Basic to Diluted Net Income per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (106,780)	$ (51,661)
Denominator:
Weighted average shares used to compute basic and diluted net loss per share	25,397,143	10,509,923
Net loss per common share-basic and diluted	$ (4.20)	$ (4.92)